Employee Benefit Plans (Summary Of Accumulated Other Comprehensive Income Recognized In Net Periodic Pension Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Net loss	$ 2.4
Net prior service cost	$ 0.3